EARNINGS PER SHARE (Tables)	6 Months Ended
Dec. 31, 2021
Earnings Per share
SCHEDULE OF EARNINGS PER SHARE, BASIC AND DILUTED

The following table presents a reconciliation of basic and diluted net income (loss) per share:

	For the six months ended December 31,
	2021	2020

Net income attributable to the Company	$1,198,632	$839,248
Weighted average number of common shares outstanding - Basic	31,853,431	25,913,631
Dilutive securities -unexercised warrants and options	399,464	17,515
Weighted average number of common shares outstanding - diluted	32,252,895	25,931,146

Earnings per share - Basic	$0.04	$0.03
Earnings per share – Diluted	$0.04	$0.03